SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                      DWS Pacific Opportunities Equity Fund


Effective June 11, 2007, DWS Pacific Opportunities Equity Fund is no longer available for investment.










               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

June 11, 2007
DPOEF-3601

DWS Pacific Opportunities Equity Fund

Supplement to the currently effective Statements of Additional Information

--------------------------------------------------------------------------------


Effective June 11, 2007, DWS Pacific Opportunities Equity Fund is no longer available for investment.


































               Please Retain this Supplement for Future Reference

June 11, 2007